Quarterly Data (Unaudited)	11 Months Ended
Mar. 31, 2012
Quarterly Data (Unaudited)
T.	Quarterly Data (Unaudited):

Consolidated operating results on a quarterly basis for the eleven months ended March 31, 2012 and the year ended April 30, 2011 are summarized as follows (in thousands, except per share data):

	2012				2011
	Two Months Ended March-12	Third Quarter Ended January-12	Second Quarter Ended October-11	First Quarter Ended July-11	Fourth Quarter Ended April-11	Third Quarter Ended January-11	Second Quarter Ended October-10	First Quarter Ended July-10
Interest income	$1,595	$2,412	$2,461	$2,532	$2,519	$2,551	$2,652	$2,693
Interest expense	198	334	366	409	416	458	505	539

Net interest income	1,397	2,078	2,095	2,123	2,103	2,093	2,147	2,154

Provision for loan losses	31	90	50	57	45	20	76	60

Net interest income after provision for loan losses	1,366	1,988	2,045	2,066	2,058	2,073	2,071	2,094

Noninterest income:
Gain on sales of mortgages	109	133	57	77	45	113	203	111
Gain on sales of investments	53	107	74	60	63	183	14	34
Other	160	318	266	273	292	294	268	301

Total noninterest income	322	558	397	410	400	590	485	446

Noninterest expense	(1,347)	(2,023)	(2,001)	(1,946)	(2,010)	(2,166)	(1,958)	(2,008)

Income before income taxes	341	523	441	530	448	497	598	532
Provision for income taxes	117	182	148	171	156	172	213	196

Net income	$224	$341	$293	$359	$292	$325	$385	$336

Basic earnings per share	$0.11	$0.17	$0.14	$0.17	$0.14	$0.15	$0.19	$0.16

Diluted earnings per share	$0.11	$0.17	$0.14	$0.17	$0.14	$0.15	$0.19	$0.16